As filed with the Securities and Exchange Commission on November 16, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

THE MERGER FUND VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

The Merger Fund VL
Schedule of Investments
September 30, 2005 (unaudited)

Shares		Value
	COMMON STOCKS - 110.75%
	Apparel Manufacturers - 3.96%
2,050	Reebok International Ltd. (f)	$115,969
5,400	Tommy Hilfiger Corporation (a)	93,690
		209,659

	Banks - 11.79%
4,600	Amegy Bancorporation, Inc. (a) (c)	104,098
1,925	Bayerische Hypo-und Vereinsbank AG (a)	54,210
10,400	Hibernia Corporation - Class A (f)	312,416
2,600	Westcorp (g)	153,140
		623,864

	Broadcasting - 3.80%
5,650	Lin TV Corp - Class A (a) (d)	78,818
1,038	News Corporation (c)	16,182
1,950	SBS Broadcasting SA (a)	106,002
		201,002

	Brokerage Services - 3.51%
37,400	Instinet Group Incorporated (f)	185,878

	Cable TV - 3.71%
6,400	Cablevision Systems Corporation (a) (c)	196,288

	Computer Software - 7.26%
1,350	Macromedia, Inc. (a)	54,905
21,600	Siebel Systems, Inc. (g)	223,128
2,900	SS&C Technologies, Inc.	106,256
		384,289

	Consumer Finance - 8.56%
25,500	E-LOAN, Inc. (a) (c)	106,845
9,750	MBNA Corporation (e)	240,240
7,250	Metris Companies Inc. (a) (f)	106,067
		453,152

	Defense Electronics - 1.01%
1,300	Engineered Support Systems, Inc. (c)	53,352

	Department Stores - 1.70%
900	The Neiman Marcus Group, Inc. - Class A (e)	89,955

	Diagnostic Testing - 0.99%
1,200	LabOne, Inc. (a) (f)	52,200

	Dialysis Products & Services - 3.58%
1	Dialysis Corporation America (a)	5
4,000	Renal Care Group, Inc. (a) (c)	189,280
		189,285

	Diversified Consumer Products - 5.42%
4,944	The Gillette Company (c)	286,621

	Diversified Entertainment - 2.43%
7,100	Time Warner Inc. (d)	128,581

	Educational Products - 4.08%
4,425	School Specialty, Inc. (a) (g)	215,852

	Food & Beverages - 1.02%
1,700	Vincor International Inc. (a)	53,771

	Healthcare Facilities - 1.94%
8,400	Beverly Enterprises, Inc. (a) (c)	102,900

	Home Healthcare - 0.84%
1,400	Apria Healthcare Group, Inc. (a) (d)	44,674

	Insurance - 1.69%
17,200	Skandia Forsakrings AB	89,631

	Lottery Services - 4.36%
7,200	GTECH Holdings Corporation (d)	230,832

	Managed Care - 2.56%
1,700	PacifiCare Health Systems, Inc. (a) (f)	135,626

	Medical Devices - 7.09%
2,800	Guidant Corporation (d)	192,892
2,412	INAMED Corporation (a) (f)	182,540
		375,432

	Medical Information Systems - 5.10%
1,300	IDX Systems Corporation (a)	56,134
11,300	NDCHealth Corporation (f)	213,796
		269,930

	Oil & Gas Distribution - 0.52%
900	Terasen Inc.	27,585

	Oil & Gas Exploration & Production - 4.27%
700	PetroKazakhstan Inc. - Class A (d)	38,101
2,900	Spinnaker Exploration Company (a)	187,601
		225,702

	Pharmaceuticals - 3.25%
3,100	Chiron Corporation (a) (d)	135,222
1,400	IVAX Corporation (a)	36,904
		172,126

	Publishing & Market Research - 1.59%
3,350	IMS Health Incorporated (c)	84,319

	Real Estate Investment Trusts - 3.01%
3,650	Gables Residential Trust (c)	159,322

	Restaurants - 2.13%
2,500	Wendy's International, Inc. (d)	112,875

	Satellite Communications - 1.60%
3,500	PanAmSat Holding Corp.	84,700

	Specialty Retailing - 3.20%
1,860	Electronics Boutique Holdings Corp. (a) (c)	116,882
3,100	Party City Corporation (a)	52,452
		169,334

	Telephony - 4.78%
12,945	Price Communications Corporation (a) (f)	212,945
15,214	Versatel Telecom International NV (a)	40,213
		253,158
	TOTAL COMMON STOCKS (Cost $5,856,512)	$5,861,895

Principal
Amount		Value
	TAX ESCROW NOTE - 0.05%
$4,979	NextWave Wireless LLC Secured Note (a)	$2,738
	TOTAL TAX ESCROW NOTE (Cost $2,738)	$2,738

	CORPORATE BONDS - 3.82%
	Adelphia Communications Corporation
24,000	9.375%, 11/15/2009 (b)	18,720
174,000	10.250%, 06/15/2011 (b)	134,850
55,000	Toys "R" Us, Inc.	48,950
	7.875%, 04/15/2013
	TOTAL CORPORATE BONDS (Cost $221,321)	$202,520

	SHORT TERM INVESTMENTS - 0.01%
	Variable Rate Demand Notes - 0.01%
$395	U.S. Bank, 3.590%	395
	TOTAL SHORT TERM INVESTMENTS (Cost $395)	$395

	Total Investments (Cost $6,080,966)	$6,067,548

Percentages are stated as a percentage of net assets.
(a)	Non-Income producing security.
(b)	Security in default.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	All or a portion of the shares have been committed as collateral for written option contracts.
(e)	All or a portion of the shares have been committed as collateral for equity swap positions.
(f)	All or a portion of the shares have been committed as collateral for the credit facility.
(g)	All or a portion of the shares have been committed as collateral for short foreign currency contracts.

The Merger Fund VL
Schedule of Securities Sold Short
September 30, 2005 (unaudited)

Shares		Value
1,900	Adobe Systems Incorporated	$56,715
4,900	Bank of America Corporation	206,290
2,100	Capital One Financial Corporation	166,992
125	DRS Technologies, Inc.	6,170
1,400	GameStop Corporation - Class A	44,058
150	Kinder Morgan, Inc.	14,424
3,350	Medicis Pharmaceutical Corporation - Class A	109,076
1,040	News Corporation	17,160
4,800	The Procter & Gamble Company	285,408
593	Teva Pharmaceutical Industries, Ltd. - ADR	19,818
9,625	Unicredito Italiano SpA	54,176
1,930	UnitedHealth Group, Incorporated	108,466
1,254	Verizon Communications Inc.	40,993
1,699	VNU NV	53,010
3,300	Wachovia Corporation	157,047
925	Zions Bancorporation	65,869
	Total Securities Sold Short (Proceeds $1,394,834)	$1,405,672

ADR	American Depository Receipt

The Merger Fund VL
Schedule of Options Written
September 30, 2005 (unaudited)

Contracts (100 shares per contract)		Value
	CALL OPTIONS

14	Apria Healthcare Group, Inc.	$315
	Expiration: October, 2005, Exercise Price: $35.00
31	Chiron Corporation	5,657
	Expiration: October, 2005, Exercise Price: $42.50
72	GTECH Holdings Corporation	7,920
	Expiration: October, 2005, Exercise Price: $32.50
28	Guidant Corporation	5,460
	Expiration: October, 2005, Exercise Price: $70.00
10	Lin TV Corp - Class A	100
	Expiration: October, 2005, Exercise Price: $15.00
	PetroKazakhstan Inc. - Class A
6	Expiration: October, 2005, Exercise Price: $50.00	3,000
1	Expiration: November, 2005, Exercise Price: $50.00	540
71	Time Warner Inc.	2,485
	Expiration: October, 2005, Exercise Price: $18.00
	Transkaryotic Therapies, Inc.
9	Expiration: October, 2005, Exercise Price: $35.00	1,800
4	Expiration: October, 2005, Exercise Price: $40.00	—
25	Wendy's International, Inc.	3,500
	Expiration: October, 2005, Exercise Price: $45.00
	Total Options Written (Premiums received $45,395)	$30,777

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund VL

By (Signature and Title)_ /s/ Frederick W. Green
Frederick W. Green, President

Date 11/15/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Frederick W. Green
Frederick W. Green, President

Date 11/15/05

By (Signature and Title) /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date 11/15/05